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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09019
                                   ---------------------------------------------
                        The Dow Target Variable Fund LLC
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)
                   One Financial Way, Cincinnati, Ohio 45242
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

                   One Financial Way, Cincinnati, Ohio 45242
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (513)794-6971
                                                    ----------------------------

Date of fiscal year end:      12/31/04
                         -------------------------------------------------------

Date of reporting period:     9/30/04
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 - FIRST QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                     FAIR
SHARES          COMMON STOCKS                                        VALUE          %
------     ---------------------------------                      -----------      ----
 5,501     Altria Group Inc. (6)                                  $   258,767       9.3
14,839     AT&T Corp. (2)                                             212,495       7.7
 6,136     Citigroup Inc. (1)                                         270,720       9.8
 6,494     E.I. Du Pont De Nemours & Co. (5)                          277,943      10.0
 7,307     Exxon Mobil Corp. (3)                                      353,147      12.8
 9,675     General Electric Co. (4)                                   324,887      11.7
 5,551     General Motors Corp. (7)                                   235,807       8.5
 8,121     JPMorgan Chase & Co. (1)                                   322,647      11.6
 6,533     Merck & Co. Inc. (8)                                       215,589       7.8
11,403     SBC Communications Inc. (2)                                295,908      10.7
                                                                  -----------      ----

           TOTAL COMMON STOCKS                                    $ 2,767,910      99.9
                                                                  -----------      ----

 FACE                                                                FAIR
AMOUNT            REPURCHASE AGREEMENTS                              VALUE         %
-------    ------------------------------------                   -----------     -----
$ 1,000    US Bank 1.25% due 10/01/04
             Repurchase price $1,000
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $1,020
             Due: 04/01/33
             Interest: 5.00%                                      $     1,000       0.0
                                                                  -----------     -----

           TOTAL REPURCHASE AGREEMENTS                            $     1,000       0.0
                                                                  -----------     -----

           TOTAL HOLDINGS (COST $2,818,415) (a)                   $ 2,768,910      99.9
                                                                  -----------     -----

           NET OTHER ASSETS (LIABILITIES)                               1,906       0.1
                                                                  -----------     -----

           NET ASSETS                                             $ 2,770,816     100.0
                                                                  ===========     =====

-------------

      (a) Represents cost for financial reporting and federal income tax purposes.

     INDUSTRIES

         1. Banking
         2. Telecommunications & Related
         3. Oil, Energy & Natural Gas
         4. Conglomerates
         5. Chemicals
         6. Food, Beverage & Tobacco
         7. Automotive & Related
         8. Biotechnology & Drugs

         The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 - SECOND QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                     FAIR
SHARES              COMMON STOCKS                                    VALUE         %
------     ---------------------------------                      -----------      ----
 6,084     Altria Group Inc. (7)                                  $   286,191       9.2
16,662     AT&T Corp. (2)                                             238,600       7.7
 6,354     Citigroup Inc. (1)                                         280,339       9.0
 7,770     E.I. Du Pont De Nemours & Co. (5)                          332,556      10.7
 7,946     Exxon Mobil Corp. (3)                                      384,030      12.4
10,755     General Electric Co. (4)                                   361,153      11.7
 6,936     General Motors Corp. (6)                                   294,641       9.5
 7,861     JPMorgan Chase & Co. (1)                                   312,318      10.1
 7,485     Merck & Co. Inc. (8)                                       247,005       8.0
13,551     SBC Communications Inc. (2)                                351,648      11.4
                                                                  -----------      ----

           TOTAL COMMON STOCKS                                    $ 3,088,481      99.7
                                                                  -----------      ----

 FACE                                                                FAIR
AMOUNT            REPURCHASE AGREEMENTS                              VALUE          %
-------    ------------------------------------                   -----------     -----
$ 6,000    US Bank 1.25% due 10/01/04
             Repurchase price $6,000
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $6,120
             Due: 04/01/33
             Interest: 5.00%                                      $     6,000       0.2
                                                                  -----------     -----

           TOTAL REPURCHASE AGREEMENTS                            $     6,000       0.2
                                                                  -----------     -----

           TOTAL HOLDINGS (COST $3,257,503) (a)                   $ 3,094,481      99.9
                                                                  -----------     -----

           NET OTHER ASSETS (LIABILITIES)                               3,789       0.1
                                                                  -----------     -----

           NET ASSETS                                             $ 3,098,270     100.0
                                                                  ===========     =====

-----------

      (a) Represents cost for financial reporting and federal income tax purposes.

           INDUSTRIES

            1. Banking
            2. Telecommunications & Related
            3. Oil, Energy & Natural Gas
            4. Conglomerates
            5. Chemicals
            6. Automotive & Related
            7. Food, Beverage & Tobacco
            8. Biotechnology & Drugs

      The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 - THIRD QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                     FAIR
SHARES           COMMON STOCKS                                       VALUE          %
------     ---------------------------------                      -----------      ----
 6,448     Altria Group Inc. (6)                                    $ 303,314       9.5
 6,940     Citigroup Inc. (2)                                         306,193       9.6
 7,265     E.I. Du Pont De Nemours & Co. (5)                          310,942       9.7
 7,266     Exxon Mobil Corp. (3)                                      351,166      11.0
 9,958     General Electric Co. (4)                                   334,389      10.5
 6,925     General Motors Corp. (7)                                   294,174       9.2
 8,322     JPMorgan Chase & Co. (2)                                   330,633      10.4
 6,792     Merck & Co. Inc. (8)                                       224,136       7.0
13,305     SBC Communications Inc. (1)                                345,265      10.8
 8,916     Verizon Communications (1)                                 351,112      11.0
                                                                  -----------      ----

           TOTAL COMMON STOCKS                                    $ 3,151,324      98.7
                                                                  -----------      ----

  FACE                                                               FAIR
 AMOUNT            REPURCHASE AGREEMENTS                             VALUE          %
--------   ---------------------------------------                -----------     -----
$ 98,000   US Bank 1.25% due 10/01/04
              Repurchase price $98,007
              Collateralized by Freddie Mac Gold
              Pool # C01528
              Fair Value: $99,967
              Due: 04/01/33
              Interest: 5.00%                                     $    98,000       3.0
                                                                  -----------     -----

              TOTAL REPURCHASE AGREEMENTS                         $    98,000       3.0
                                                                  -----------     -----

              TOTAL HOLDINGS (COST $3,188,882) (a)                $ 3,249,324     101.7
                                                                  -----------     -----

              NET OTHER ASSETS (LIABILITIES)                          (55,793)     (1.7)
                                                                  -----------     -----

              NET ASSETS                                          $ 3,193,531     100.0
                                                                  ===========     =====

-------------

      (a) Represents cost for financial reporting and federal income tax purposes.

           INDUSTRIES

             1. Telecommunications & Related
             2. Banking
             3. Oil, Energy & Natural Gas
             4. Conglomerates
             5. Chemicals
             6. Food, Beverage & Tobacco
             7. Automotive & Related
             8. Biotechnology & Drugs

      The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 - FOURTH QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                     FAIR
SHARES             COMMON STOCKS                                     VALUE           %
-------    ---------------------------------------                -----------      -----
 4,347     Altria Group Inc. (5)                                  $   204,483      10.3
 8,831     AT&T Corp. (2)                                             126,460       6.3
 4,186     Citigroup Inc. (1)                                         184,686       9.3
 4,762     E.I. Du Pont De Nemours & Co. (6)                          203,814      10.2
 5,202     Exxon Mobil Corp. (4)                                      251,413      12.6
 4,651     General Motors Corp. (7)                                   197,574       9.9
 7,224     Honeywell International Inc. (3)                           259,053      13.0
 5,545     JPMorgan Chase & Co. (1)                                   220,303      11.0
 3,757     Merck & Co. Inc. (8)                                       123,981       6.2
 8,551     SBC Communications Inc. (2)                                221,898      11.1
                                                                  -----------      ----

           TOTAL COMMON STOCKS                                    $ 1,993,665      99.9
                                                                  -----------      ----

  FACE                                                               FAIR
 AMOUNT            REPURCHASE AGREEMENTS                             VALUE          %
-------    --------------------------------------                 -----------     -----
$ 5,000    US Bank 1.25% due 10/01/04
             Repurchase price $5,000
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $5,100
             Due: 04/01/33
             Interest: 5.00%                                      $     5,000       0.3
                                                                  -----------     -----

             TOTAL REPURCHASE AGREEMENTS                          $     5,000       0.3
                                                                  -----------     -----

             TOTAL HOLDINGS (COST $1,911,296) (a)                 $ 1,998,665     100.2
                                                                  -----------     -----

             NET OTHER ASSETS (LIABILITIES)                            (3,031)     (0.2)
                                                                  -----------     -----

             NET ASSETS                                           $ 1,995,634     100.0
                                                                  ===========     =====

-----------

      (a) Represents cost for financial reporting and federal income tax purposes.

         INDUSTRIES

           1. Banking
           2. Telecommunications & Related
           3. Aerospace & Defense
           4. Oil, Energy & Natural Gas
           5. Food, Beverage & Tobacco
           6. Chemicals
           7. Automotive & Related
           8. Biotechnology & Drugs

            The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 - FIRST QUARTER PORTFOLIO

Schedule of Investments
September 30, 2004 (Unaudited)

                                                                     FAIR
SHARES         COMMON STOCKS                                         VALUE          %
-------    ---------------------------                            -----------      ----
10,157     AT&T Corp. (1)                                         $   145,448      14.1
 5,002     Exxon Mobil Corp. (2)                                      241,747      23.4
 6,624     General Electric Co. (3)                                   222,434      21.5
 5,561     JPMorgan Chase & Co. (4)                                   220,938      21.3
 7,807     SBC Communications Inc. (1)                                202,592      19.6
                                                                  -----------      ----

           TOTAL COMMON STOCKS                                    $ 1,033,159      99.9
                                                                  -----------      ----

 FACE                                                                FAIR
AMOUNT              REPURCHASE AGREEMENTS                            VALUE          %
-------    ------------------------------------                   -----------     -----
$ 3,000    US Bank 1.25% due 10/01/04
             Repurchase price $3,000
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $3,060
             Due: 04/01/33
             Interest:  5.00%                                     $     3,000       0.3
                                                                  -----------     -----

             TOTAL REPURCHASE AGREEMENTS                          $     3,000       0.3
                                                                  -----------     -----

             TOTAL HOLDINGS (COST $975,521) (a)                   $ 1,036,159     100.2
                                                                  -----------     -----

             NET OTHER ASSETS (LIABILITIES)                            (1,583)     (0.2)
                                                                  -----------     -----

             NET ASSETS                                           $ 1,034,576     100.0
                                                                  ===========     =====

-------------

      (a) Represents cost for financial reporting and federal income tax purposes.

           INDUSTRIES

             1. Telecommunications & Related
             2. Oil, Energy & Natural Gas
             3. Conglomerates
             4. Banking

      The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 - SECOND QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                     FAIR
SHARES           COMMON STOCKS                                       VALUE          %
-------    ---------------------------                            -----------      ----
8,920      AT&T Corp. (1)                                         $   127,735      14.4
4,253      Exxon Mobil Corp. (2)                                      205,548      23.2
5,757      General Electric Co. (3)                                   193,320      21.8
4,210      JPMorgan Chase & Co. (4)                                   167,263      18.9
7,253      SBC Communications Inc. (1)                                188,215      21.3
                                                                  -----------     -----

           TOTAL COMMON STOCKS                                    $   882,081      99.6
                                                                  -----------      ----

 FACE                                                                 FAIR
AMOUNT           REPURCHASE AGREEMENTS                               VALUE          %
-------    ------------------------------------                   -----------     -----
$ 5,000    US Bank 1.25% due 10/01/04
             Repurchase price $5,000
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $5,100
             Due: 04/01/33
             Interest: 5.00%                                      $     5,000       0.6
                                                                  -----------     -----

             TOTAL REPURCHASE AGREEMENTS                          $     5,000       0.6
                                                                  -----------     -----

             TOTAL HOLDINGS (COST $901,122) (a)                   $   887,081     100.2
                                                                  -----------     -----

             NET OTHER ASSETS (LIABILITIES)                            (1,859)     (0.2)
                                                                  -----------     -----

             NET ASSETS                                           $   885,222     100.0
                                                                  ===========     =====

-------------

      (a) Represents cost for financial reporting and federal income tax purposes.

           INDUSTRIES

            1. Telecommunications & Related
            2. Oil, Energy & Natural Gas
            3. Conglomerates
            4. Banking

            The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 - THIRD QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                      FAIR
SHARES            COMMON STOCKS                                       VALUE         %
-------    ------------------------------------                   -----------     -----
 4,041     E.I. Du Pont De Nemours & Co. (4)                      $   172,955      18.6
 5,539     General Electric Co. (2)                                   185,999      20.0
 4,627     JPMorgan Chase & Co. (3)                                   183,831      19.8
 7,402     SBC Communications Inc. (1)                                192,082      20.7
 4,960     Verizon Communications (1)                                 195,325      21.0
                                                                  -----------     -----

           TOTAL COMMON STOCKS                                    $   930,192     100.1
                                                                  -----------     -----

  FACE                                                               FAIR
 AMOUNT            REPURCHASE AGREEMENTS                             VALUE          %
--------   ------------------------------------                   -----------     -----
$ 60,000   US Bank 1.25% due 10/01/04
             Repurchase price $60,004
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $61,204
             Due: 04/01/33
             Interest: 5.00%                                      $    60,000       6.4
                                                                  -----------     -----

             TOTAL REPURCHASE AGREEMENTS                          $    60,000       6.4
                                                                  -----------     -----

             TOTAL HOLDINGS (COST $923,859) (a)                   $   990,192     106.5
                                                                  -----------     -----

             NET OTHER ASSETS (LIABILITIES)                           (60,597)     (6.5)
                                                                  -----------     -----

             NET ASSETS                                           $   929,595     100.0
                                                                  ===========     =====

-------------

      (a) Represents cost for financial reporting and federal income tax purposes.

           INDUSTRIES

            1. Telecommunications & Related
            2. Conglomerates
            3. Banking
            4. Chemicals

            The accompanying notes are an integral part of this Schedule of Investments.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 - FOURTH QUARTER PORTFOLIO

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                     FAIR
SHARES          COMMON STOCKS                                        VALUE          %
------     -------------------------------                        -----------      ----
 9,175     AT&T Corp. (1)                                         $   131,386      11.7
 5,402     Exxon Mobil Corp. (3)                                      261,079      23.2
 7,504     Honeywell International Inc. (2)                           269,093      24.0
 5,758     JPMorgan Chase & Co. (4)                                   228,765      20.4
 8,886     SBC Communications Inc. (1)                                230,592      20.5
                                                                  -----------      ----

           TOTAL COMMON STOCKS                                    $ 1,120,915      99.8
                                                                  -----------      ----

 FACE                                                                FAIR
AMOUNT             REPURCHASE AGREEMENTS                             VALUE          %
-------    ------------------------------------                   -----------     -----
$ 6,000    US Bank 1.25% due 10/01/04
             Repurchase price $6,000
             Collateralized by Freddie Mac Gold
             Pool # C01528
             Fair Value: $6,120
             Due: 04/01/33
             Interest: 5.00%                                      $     6,000       0.5
                                                                  -----------     -----

             TOTAL REPURCHASE AGREEMENTS                          $     6,000       0.5
                                                                  -----------     -----

             TOTAL HOLDINGS (COST $1,034,419) (a)                 $ 1,126,915     100.3
                                                                  -----------     -----

             NET OTHER ASSETS (LIABILITIES)                            (3,529)     (0.3)
                                                                  -----------     -----

             NET ASSETS                                           $ 1,123,386     100.0
                                                                  ===========     =====

-------------

      (a) Represents cost for financial reporting and federal income tax purposes.

           INDUSTRIES

            1. Telecommunications & Related
            2. Aerospace & Defense
            3. Oil, Energy & Natural Gas
            4. Banking

            The accompanying notes are an integral part of this Schedule of Investments.

    THE DOW(SM) TARGET VARIABLE FUND LLC
    NOTES TO THE SCHEDULE OF INVESTMENTS
    SEPTEMBER 30, 2004 (UNAUDITED)

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Dow Target Variable Fund LLC (the "Fund") is an open-end investment company. Its "Dow Target 10" Portfolios are 4 non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." The "Dow Target 5" Portfolios are 4 non-diversified portfolios of common stock of the five Dow companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

    The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

    The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

    Portfolio interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. This determination is made as of 4:00 p.m. Eastern Time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

    REPURCHASE AGREEMENTS

    Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

(2)   UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

      The gross unrealized appreciation and depreciation on investments in each Portfolio as of September 30, 2004 were as follows:

                                                                                       DOW 10 PORTFOLIOS
                                                       ---------------------------------------------------------------------------
                                                       FIRST QUARTER       SECOND QUARTER       THIRD QUARTER       FOURTH QUARTER
                                                       -------------       --------------       -------------       --------------
      Gross unrealized:
         Appreciation                                  $   274,948         $   234,220          $   252,352         $   233,554
         Depreciation                                     (324,453)           (397,242)            (191,910)           (146,185)
                                                       -----------         -----------          -----------         -----------
      Net Unrealized:
        Appreciation (Depreciation)                    $   (49,505)        $  (163,022)         $    60,442         $    87,369

                                                                                       DOW 5 PORTFOLIOS
                                                       ---------------------------------------------------------------------------
                                                       FIRST QUARTER       SECOND QUARTER       THIRD QUARTER       FOURTH QUARTER
                                                       -------------       --------------       -------------       --------------
      Gross unrealized:
         Appreciation                                  $    156,876        $    72,108          $    70,354         $   183,754
         Depreciation                                       (96,238)           (86,149)              (4,021)            (91,258)
                                                       ------------        -----------          -----------         -----------
      Net Unrealized:
        Appreciation (Depreciation)                    $     60,638        $   (14,041)         $    66,333         $    92,496

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow Target Variable Fund LLC

By      /s/ John J. Palmer
        John J. Palmer
        President and Manager

Date    November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ John J. Palmer
        John J. Palmer
        President and Manager

Date    November 23, 2004

By      /s/ R. Todd Brockman
        R. Todd Brockman
        Treasurer

Date    November 23, 2004